Material Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2024
Textblock 1 [Abstract]
Consolidation
(a)
Consolidation
(i)
Subsidiaries

Subsidiaries are entities controlled by the Group. The Group controls an entity when it is exposed, or has right to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The financial statements of subsidiaries are included in the consolidated financial statements from the date on which control is acquired until the date on which control is lost.

(ii)
Non-controlling interests

Non-controlling interests (“NCI”) are measured at their proportionate share of the acquiree’s identifiable net assets at the acquisition date. Profit or loss and other comprehensive income (loss) of subsidiaries are attributed to owners of the Parent Company and non-controlling interests.

Changes in the Group’s interest in subsidiaries that do not result in a loss of control are accounted for as equity transactions.

(iii)
Loss of Control

If the Parent Company loses control of subsidiaries, the Parent Company derecognizes the assets and liabilities of the former subsidiaries from the consolidated statement of financial position and recognizes the gain or loss associated with the loss of control attributable to the former controlling interest. Meanwhile, the Parent Company recognizes any investment retained in the former subsidiaries at its fair value when control is lost.

3.
Material Accounting Policies, Continued
(a)
Consolidation, Continued
(iv)
Associates and joint ventures (equity method investees)

Associates are those entities in which the Group has significant influence, but not control or joint control, over the financial and operating policies. A joint venture is an arrangement in which the parties have joint control, whereby the parties have rights to the net assets of the arrangement, rather than rights to its assets and obligations for its liabilities.

Investments in associates and joint ventures are initially recognized at cost and subsequently accounted for using the equity method of accounting. The carrying amount of investments in associates and joint ventures is increased or decreased to recognize the Group's share of the profits or losses and changes in the Group's proportionate interest of the investee after the date of acquisition. Distributions received from an investee reduce the carrying amount of the investment.

If an associate or a joint venture uses accounting policies different from those of the Parent Company for like transactions and events in similar circumstances, appropriate adjustments are made to the consolidated financial statements. As of and during the periods presented in the consolidated financial statements, no adjustments were made in applying the equity method.

When the Group’s share of losses exceeds its interest in an equity accounted investee, the carrying amount of that interest, including any long-term investments, is reduced to nil, and the recognition of further losses is discontinued except to the extent that the Group has an obligation or has made payments on behalf of the investee.

(v)
Transactions eliminated on consolidation

Intra-group balances and transactions, including income and expenses and any unrealized income and expenses and balance of trade accounts and notes receivable and payable arising from intra-group transactions, are eliminated. Unrealized gains arising from transactions with equity accounted investees are eliminated against the investment to the extent of the Group’s interest in the investee. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment.

Foreign Currency Translation
(b)
Foreign Currency Translation

Transactions in foreign currencies are translated to the respective functional currencies of the Group entities at exchange rates at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated to the functional currency at the exchange rate on the reporting date. Non-monetary assets and liabilities denominated in foreign currencies that are measured at fair value are translated to the functional currency at the exchange rate at the date that the fair value was determined. Foreign currency differences arising on translation are recognized in profit or loss, except for differences arising on an investment in equity instruments designated as at FVOCI and a financial asset and liability designated as a cash flow hedge, which are recognized in other comprehensive income. Exchange differences arising on the settlement of monetary items or on translating monetary items at rates different from those at which they were translated on initial recognition are recognized in profit or loss in the period in which they arise. Foreign currency differences arising from assets and liabilities in relation to the investing and financing activities including borrowings, bonds and cash and cash equivalents are recognized in finance income (costs) in the consolidated statement of comprehensive income (loss) and foreign currency differences arising from assets and liabilities in relation to activities other than investing and financing activities are recognized in other non-operating income (expense) in the consolidated statement of comprehensive income (loss). Foreign currency differences are presented in gross amounts in the consolidated statement of comprehensive income (loss).

3.
Material Accounting Policies, Continued
(b)
Foreign Currency Translation Continued

If the presentation currency of the Group is different from a foreign operation’s functional currency, the financial position and financial performance of the foreign operation are translated into the presentation currency using the following methods. The assets and liabilities of foreign operations, whose functional currency is not the currency of a hyperinflationary economy are translated to the Group’s functional currency at exchange rates at the reporting date. The income and expenses of foreign operations are translated to the Group’s functional currency at exchange rates at the dates of the transactions and foreign currency differences are recognized in other comprehensive income (loss). Relevant proportionate shares of foreign currency differences are allocated to the controlling interests and non-controlling interests. When a foreign operation is disposed of in its entirety or partially such that control, significant influence or joint control is lost, the cumulative amount in the translation reserve related to that foreign operation is reclassified to profit or loss as part of the gain or loss on disposal. If the Group disposes part of its interest in a subsidiary but retains control, then the relevant proportion of the cumulative amount is reattributed to NCI. When the Group disposes of only part of an associate or joint venture while retaining significant influence or joint control, the relevant proportion of the cumulative amount is reclassified to profit or loss.

Any goodwill arising on the acquisition of a foreign operation and any fair value adjustments to the carrying amounts of assets and liabilities arising on the acquisition of that foreign operation is treated as assets and liabilities of the foreign operation. Thus, they are expressed in the functional currency of the foreign operation and translated at the at each reporting date’s exchange rate.

Cash and cash equivalents
(c)
Cash and cash equivalents

Cash and cash equivalents include all cash balances and short-term highly liquid investments with an original maturity of three months or less that are readily convertible into known amounts of cash.

Inventories
(d)
Inventories

Inventories are measured at the lower of cost and net realizable value. The cost of inventories is based on the weighted-average method, and includes expenditures incurred in acquiring the inventories, production or conversion costs and other costs incurred in bringing them to their existing location and condition. Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated selling expenses. In the case of manufactured inventories and work-in-process, cost includes an appropriate share of production overheads based on the actual capacity of production facilities. However, the normal capacity is used for the allocation of fixed production overheads if the actual level of production is lower than the normal capacity.

Financial Instruments
(e)
Financial Instruments
(i)
Non-derivative financial assets

Recognition and initial measurement

Trade receivables and debt instruments issued are initially recognized when they are originated. All other financial assets are recognized in statement of financial position when, and only when, the Group becomes a party to the contractual provisions of the instrument.

A financial asset (unless it is a trade receivable without a significant financing component) is initially measured at fair value plus, for an item not at FVTPL, transaction costs that are directly attributable to its acquisition or issue. A trade receivable without a significant financing component is initially measured at the transaction price.

3.
Material Accounting Policies, Continued
(e)
Financial Instruments, Continued

Classification and subsequent measurement

i)
Financial assets

On initial recognition, a financial asset is classified as measured at: financial assets at amortized cost; financial assets at FVOCI; financial assets at FVTPL. Financial assets are not reclassified subsequent to their initial recognition unless the Group changes its business model for managing financial assets, in which case all affected financial assets are reclassified on the first day of the subsequent reporting period following the change in the business model.

A financial asset is measured as at amortized cost if it meets both of the following conditions and is not designated as at FVTPL:

-
it is held within a business model whose objective is to hold assets to collect contractual cash flows; and
-
its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

A debt investment is measured at FVOCI if it meets both of the following conditions and is not designated as at FVTPL:

-
it is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets; and
-
the contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

For investments in equity instruments that are not held for trading, this will depend on whether the Group has made an irrevocable election at the time of initial recognition to account for the equity investment at fair value through other comprehensive income.

All financial assets not classified as measured at amortized cost or FVOCI as described above are measured as at FVTPL. This includes all derivative financial assets. At initial recognition, the Group may irrevocably designate a financial asset that otherwise meets the requirements to be measured at amortized cost or at FVOCI as at FVTPL if doing so eliminates or significantly reduces an accounting mismatch that would otherwise arise.

ii)
Financial assets: business model

The Group makes an assessment of the objective of the business model in which a financial asset is held at a portfolio level because this best reflects the way the business is managed and information is provided to management. The information considered includes:

-
the stated policies and objectives for the portfolio and the operation of those policies in practice (these include whether management’s strategy focuses on earning contractual interest income, maintaining a particular interest rate profile, matching the duration of the financial assets to the duration of any related liabilities or expected cash outflows or realizing cash flows through the sale of the assets);
-
how the performance of the portfolio is evaluated and reported to the Group’s management;
-
the risks that affect the performance of the business model (and the financial assets held within that business model) and how those risks are managed; and
3.
Material Accounting Policies, Continued
(e)
Financial Instruments, Continued
-
the frequency, volume and timing of sales of financial assets in prior periods, the reasons for such sales and expectations about future sales activity.

Transfers of financial assets to third parties in transactions that do not qualify for derecognition are not considered sale for this purpose.

A financial asset that is held for trading or is managed and whose performance is evaluated on a fair value basis is measured at FVTPL.

iii)
Financial assets: Assessment whether contractual cash flows are solely payments of principal and interest

For the purpose of the assessment, “principal” is defined as the fair value of the financial asset on initial recognition. ‘Interest’ is defined as consideration for the time value of money and for the credit risk associated with the principal amount outstanding during a particular period of time and for other basic lending risks and cost (e.g. liquidity risk and administrative costs), as well as profit margin.

In assessing whether the contractual cash flows are solely payments of principal and interest, the Group considers the contractual terms of the instrument. This includes assessing whether the financial asset contains a contractual term that could change the timing or amount of contractual cash flows such that it would not meet this condition. In making this assessment, the Group considers:

-
contingent events that would change the amount or timing of cash flows:
-
terms that may adjust the contractual coupon rate, including variable-rate features;
-
prepayment and extension features; and
-
terms that limit the Group’s claim to cash flows from specified assets (e.g. non-recourse features)

A prepayment feature is consistent with the solely payments of principal and interest criterion if the prepayment amount substantially represents unpaid amounts of principal and interest or the principal amount outstanding, which may include reasonable additional compensation for early termination of the contract.

Additionally, for a financial asset acquired at a discount or premium to its contractual par amount, a feature that permits or requires prepayment at an amount that substantially represents the contractual par amount plus accrued but unpaid contractual interest (which may also include reasonable additional compensation for early termination) is treated as consistent with this criterion if the fair value of the prepayment feature is insignificant at initial recognition.

3.
Material Accounting Policies, Continued
(e)
Financial Instruments, Continued
iv)
Financial assets: Subsequent measurement and gains and losses

Financial assets at FVTPL	These assets are subsequently measured at fair value. Net gains and losses, including any interest or dividend income, are recognized in profit or loss.
Financial assets at amortized cost

These assets are subsequently measured at amortized cost using the effective interest method. The amortized cost is reduced by impairment losses. Interest income, foreign exchange gains and losses and impairment are recognized in profit or loss. Any gain or loss on derecognition is recognized in profit or loss.

Debt investments at FVOCI

These assets are subsequently measured at fair value. Interest income calculated using the effective interest method, foreign exchange gains and losses and impairment are recognized in profit or loss. Other net gains and losses are recognized in OCI. On derecognition, gains and losses accumulated in OCI are reclassified to profit or loss.

Derecognition

The Group derecognizes a financial asset when the contractual rights to the cash flows from the asset expire, it transfers the rights to receive the contractual cash flows of the financial asset in a transaction in which substantially all the risks and rewards of ownership of the financial asset are transferred, or it transfers or does not retain substantially all the risks and rewards of ownership of a transferred asset, and does not retain control of the transferred asset.

If the Group has retained substantially all the risks and rewards of ownership of the transferred asset, the Group continues to recognize the transferred asset.

(ii)
Non-derivative financial liabilities

The Group classifies financial liabilities into two categories, financial liabilities at FVTPL and other financial liabilities in accordance with the substance of the contractual arrangement and the definitions of financial liabilities, and recognizes them in the consolidated statement of financial position when the Group becomes a party to the contractual provisions of the instrument.

Financial liabilities at FVTPL include financial liabilities held for trading and designated as such upon initial recognition at FVTPL. After initial recognition, financial liabilities at FVTPL are measured at fair value, and changes therein are recognized in profit or loss. Upon initial recognition, transaction costs that are directly attributable to the issuance of financial liabilities are recognized in profit or loss as incurred.

Non-derivative financial liabilities other than financial liabilities classified as at FVTPL are classified as other financial liabilities and measured initially at fair value minus transaction costs that are directly attributable to the issuance of financial liabilities. Subsequent to initial recognition, these financial liabilities are measured at amortized cost using the effective interest method. As of December 31, 2024, non-derivative financial liabilities comprise borrowings, bonds, trade accounts and notes payable, other accounts payable and others.

The Group derecognizes a financial liability when its contractual obligations are discharged, cancelled or expired.

3.
Material Accounting Policies, Continued
(e)
Financial Instruments, Continued
(iii)
Derivative financial instruments

Derivatives are initially recognized at fair value. Subsequent to initial recognition, derivatives are measured at fair value, and changes therein are accounted for as described below.

Hedge Accounting

If necessary, the Group designates derivatives as hedging items to hedge the risk of changes in the fair value of assets, liabilities or firm commitments (a fair value hedge) and foreign currency risk of highly probable forecasted transactions or firm commitments (a cash flow hedge).

On initial designation of the hedge, the Group’s management formally designates and documents the relationship between the hedging instrument(s) and hedged item(s), including the risk management objectives and strategy in undertaking the hedge transaction, together with the methods that will be used to assess the effectiveness of the hedging relationship, both at the inception of the hedge relationship as well as on an ongoing basis.

i)
Fair value hedges

Change in the fair value of a derivative hedging instrument designated as a fair value hedge and the hedged item is recognized in profit or loss, respectively. The gain or loss from remeasuring the hedging instrument at fair value and the gain or loss on the hedged item attributable to the hedged risk are recognized in profit or loss in the same line item of the statement of comprehensive income (loss). The Group discontinues fair value hedge accounting if the hedging instrument expires or is sold, terminated or exercised; or if the hedge no longer meets the criteria for hedge accounting.

ii)
Cash flow hedges

When a derivative designated as a cash flow hedging instrument meets the criteria of cash flow hedge accounting, the effective portion of changes in the fair value of the derivative is recognized in other comprehensive income and the ineffective portion of changes in the fair value of the derivative is recognized in profit or loss. The Group discontinues cash flow hedge accounting if the hedging instruments expires or is sold, terminated or exercised; or if the hedge no longer meets the criteria for hedge accounting. The cumulative gain or loss on the hedging instrument that has been recognized in other comprehensive income is reclassified to profit or loss in the periods during which the forecasted transaction occurs. If the forecasted transaction is no longer expected to occur, then the balance in other comprehensive income is recognized immediately in profit or loss.

Embedded derivative

Embedded derivatives are separated from the host contract and accounted for separately if the host contract is not a financial asset and certain criteria are met.

Other derivative financial instruments

Other derivative financial instruments are measured at fair value and changes of their fair value are recognized in profit or loss.

3.
Material Accounting Policies, Continued

Property, Plant and Equipment
(f)
Property, Plant and Equipment
(i)
Recognition and measurement

Items of property, plant and equipment are measured at cost less accumulated depreciation and accumulated impairment losses. Cost includes an expenditure that is directly attributable to the acquisition of the asset. The cost of self-constructed assets includes the cost of materials and direct labor, any costs directly attributable to bringing the assets to a working condition for their intended use, the costs of dismantling and removing the items and restoring the site on which they are located and borrowing costs on qualifying assets.

The gain or loss arising from the derecognition of an item of property, plant and equipment is determined as the difference between the net disposal proceeds, if any, and the carrying amount of the item and recognized in other non-operating income or other non-operating expenses.

(ii)
Subsequent costs

Subsequent expenditure on an item of property, plant and equipment is recognized as part of its cost only if it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. The costs of the day-to-day servicing of property, plant and equipment are recognized in profit or loss as incurred.

(iii)
Depreciation

Land is not depreciated and depreciation of other items of property, plant and equipment is recognized in profit or loss on a straight-line basis, reflecting the pattern in which the asset's future economic benefits are expected to be consumed by the Group. The residual value of property, plant and equipment is zero.

Typical estimated useful lives of the assets are as follows:

Typical estimated useful lives (years)
Buildings and structures	20~40
Machinery	4, 5
Furniture and fixtures	4
Equipment, tools and vehicles	2, 4, 12
Right-of-use assets	(*)

(*) The Group depreciates the right-of-use assets from the commencement date to the earlier of the end of the useful life of the right-of-use asset or the end of the lease term.

3.
Material Accounting Policies, Continued
(f)
Property, Plant and Equipment, Continued

Depreciation methods, useful lives and residual values are reviewed at each financial year-end and adjusted if appropriate and any changes are accounted for as changes in accounting estimates.

Borrowing Costs
(g)
Borrowing Costs

The Group capitalizes borrowing costs, which includes interests and exchange differences arising from foreign currency borrowings to the extent that they are regarded as an adjustment to interest costs, directly attributable to the acquisition, construction or production of a qualifying asset as part of the cost of that asset. A qualifying asset is an asset that necessarily takes a substantial period of time to get ready for its intended use or sale. To the extent that the borrowings are directly attributable to the purpose of obtaining a qualifying asset, the Group determines the amount of borrowing costs eligible for capitalization as the actual borrowing costs incurred on that borrowing during the period less any investment income on the temporary investment of those borrowings. The Group immediately recognizes other borrowing costs as an expense.

Government Grants
(h)
Government Grants

In case there is reasonable assurance that the Group will comply with the conditions attached to a government grant, the government grant is recognized as follows:

(i)
Grants related to the purchase or construction of assets

A government grant related to the purchase or construction of assets is deducted in calculating the carrying amount of the asset. The grant is recognized in profit or loss over the life of a depreciable asset as a reduced depreciation expense and cash related to grant received is presented in investing activities in the statement of cash flows.

(ii)
Grants for compensating the Group’s expenses incurred

A government grant that compensates the Group for expenses incurred is recognized in profit or loss as a deduction from relevant expenses on a systematic basis in the periods in which the expenses are recognized.

(iii)
Other government grants

A government grant that becomes receivable for the purpose of giving immediate financial support to the Group with no compensation for expenses or losses already incurred or no future related costs is recognized as other non-operating income of the period in which it becomes receivable.

Intangible Assets
(i)
Intangible Assets

Intangible assets are initially measured at cost. Subsequently, intangible assets are measured at cost less accumulated amortization and accumulated impairment losses.

(i)
Goodwill

Goodwill arising from business combinations is recognized as the excess of the acquisition cost of a business over the net fair value of the identifiable assets acquired and liabilities assumed. Any deficit is a bargain purchase that is recognized in profit or loss. Goodwill is measured at cost less accumulated impairment losses.

3.
Material Accounting Policies, Continued
(i)
Intangible Assets, Continued
(ii)
Research and development

Expenditure on research activities, undertaken with the prospect of gaining new scientific or technical knowledge and understanding, is recognized in profit or loss as incurred. Development activities involve a plan or design of the production of new or substantially improved products and processes. Development expenditure is capitalized as intangible assets only if the Group can demonstrate all of the following:

-
the technical feasibility of completing the intangible asset so that it will be available for use or sale,
-
its intention to complete the intangible asset and use or sell it,
-
its ability to use or sell the intangible asset,
-
how the intangible asset will generate probable future economic benefits (among other things, the Group can demonstrate the usefulness of the intangible asset by existence of a market for the output of the intangible asset or the intangible asset itself if it is to be used internally),
-
the availability of adequate technical, financial and other resources to complete the development and to use or sell the intangible asset, and
-
its ability to measure reliably the expenditure attributable to the intangible asset during its development.

Development projects are divided into research activities and development activities. Expenditures on research activities are recognized in profit or loss and qualifying development expenditures on development activities are capitalized.

The expenditure capitalized includes the cost of materials, direct labor and overhead costs that are directly attributable to preparing the asset for its intended use and borrowing costs on qualifying assets.

(iii)
Other intangible assets

Other intangible assets include intellectual property rights, software, customer relationships, technology, memberships and others. The Group currently has a number of patent license agreements related to product production. When the amount of payments is determined, it is recognized as intangible assets as intellectual property rights and other account payables, respectively, and the intangible assets are amortized on a straight-line basis over the patent license period.

(iv)
Subsequent costs

Subsequent expenditures are capitalized only when they increase the future economic benefits embodied in the specific intangible asset to which they relate. All other expenditures, including expenditures on internally generated goodwill and brands, are recognized in profit or loss as incurred.

(v)
Amortization

Amortization is calculated on a straight-line basis over the estimated useful lives of intangible assets, other than goodwill, from the date that they are available for use. The residual value of intangible assets is zero. However, as there are no foreseeable limits to the periods over which condominium and golf club memberships are expected to be available for use, these intangible assets are regarded as having indefinite useful lives and not amortized.

3.
Material Accounting Policies, Continued
(i)
Intangible Assets, Continued

Typical estimated useful lives of the intangible assets are as follows:

Typical estimated useful lives (years)
Intellectual property rights	5, 10, (*1)
Software	4, (*1)
Technology	10
Development costs	(*2)
Condominium and golf club memberships	Indefinite

(*1) Patent royalty (included in intellectual property rights) and software license are amortized over the useful lives considering the contract period.

(*2) Capitalized development costs are amortized over the useful lives considering the life cycle of the developed products.

Amortization periods and the amortization methods for intangible assets with finite useful lives are reviewed at each financial year-end. The useful lives of intangible assets with indefinite useful lives are reviewed at each financial year-end to determine whether events and circumstances continue to support indefinite useful life assessments for those assets. If appropriate, the changes are accounted for as changes in accounting estimates.

Investment Property
(j)
Investment Property

Property held to earn rentals or for capital appreciation or both is classified as investment property. Investment properties are initially measured at cost, including transaction costs incurred at the time of acquisition, and subsequently, measured at cost less accumulated depreciation and accumulated impairment loss.

Subsequent expenditure on an item of investment property is recognized as part of its cost only if it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. The carrying amount of those parts that are replaced is derecognized. All other subsequent expenditures are expensed in the period in which it is incurred.

Among investment properties, land is not depreciated, and investment properties except land are depreciated on a straight-line basis by applying 20 years of the building according to the economic depreciation period. Depreciation methods, useful lives and residual values of investment properties are reviewed at each reporting period-end and if appropriate, the changes are accounted for as changes in accounting estimates.

Impairment
(k)
Impairment
(i)
Financial assets

Financial instruments

The Group recognizes loss allowance for financial assets measured at amortized cost and debt investments at FVOCI at the ‘expected credit loss’ (ECL).

The Group recognizes a loss allowance for the life-time expected credit losses except for following, which are measured at 12-month ECLs:

-
debt instruments that are determined to have low credit risk at the reporting date; and
-
other debt instruments and bank deposits for which credit risk (i.e. the risk of default occurring over the expected life of the financial instrument) has not increased significantly since initial recognition.
3.
Material Accounting Policies, Continued
(k)
Impairment, Continued

When determining whether the credit risk of a financial asset has increased significantly since initial recognition and when estimating ECLs, the Group considers reasonable and supportable information that is relevant and available without undue cost or effort. This includes both qualitative and quantitative information and analysis, based on the Group’s historical experience and informed credit assessment including forward-looking information.

Lifetime ECLs are the ECLs that result from all possible default events over the expected life of a financial instrument.

12-month ECLs are the portion of the ECLs that result from default events that are possible within the 12 months after the reporting date (or a shorter period if the expected life of the instrument is less than 12 months).

The maximum period considered when estimating ECLs is the maximum contractual period over which the Group is exposed to credit risk.

Estimation of expected credit losses

Expected credit losses are a probability-weighted estimate of credit losses. Credit losses are measured using the present value of the difference between the contractual cash flows and the expected contractual cash flows. The expected credit losses are discounted using effective interest rate of the financial assets.

Credit-impaired financial assets

At each reporting period-end, the Group assesses whether financial assets carried at amortized cost and debt instruments at FVOCI are credit-impaired. A financial asset is ‘credit-impaired’ when one or more events that have a detrimental impact on the estimated future cash flows of the financial asset have occurred.

Evidence that a financial asset is credit-impaired includes the following observable data:

-
significant financial difficulty of the issuer or the borrower;
-
the lender(s) of the borrower, for economic or contractual reasons relating to the borrower’s financial difficulty, having granted to the borrower a concession(s) that the lender(s) would not otherwise consider;
-
it is probable that the borrower will enter bankruptcy or other financial reorganization; or
-
the disappearance of an active market for a security because of financial difficulties.

Presentation of loss allowance for ECL in the consolidated statement of financial position

Loss allowances for financial assets measured at amortized cost are deducted from the gross carrying amount of the assets. For debt instruments at FVOCI, the loss allowance is charged to profit or loss and is recognized in OCI instead of reducing the carrying amount of financial assets in the consolidated statement of financial position.

Write-off

The gross carrying amount of a financial asset is written off when the Group has no reasonable expectations for recovering the financial asset in its entirety or a portion thereof. The Group assess whether there are reasonable expectations of recovering the contractual cash flows from customers and individually assess the timing and amount of write-off. The Group expects no significant recovery from the amount written-off. However, financial assets that are written off could still be subject to enforcement activities in order to comply with the Group’s procedures for recovery of amounts due.

3.
Material Accounting Policies, Continued
(k)
Impairment, Continued
(ii)
Non-financial assets

The carrying amounts of the Group’s non-financial assets, other than assets arising from employee benefits, inventories and deferred tax assets, are reviewed at each reporting date to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated. For goodwill, and intangible assets that have indefinite useful lives or that are not yet available for use, irrespective of whether there is any indication of impairment, the recoverable amount is estimated each year.

Recoverable amount is estimated for the individual asset. If it is not possible to estimate the recoverable amount of the individual asset, the Group determines the recoverable amount of the cash‑generating unit to which the asset belongs. The cash‑generating unit (“CGU”) is the smallest group of assets that includes the asset and generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets. In identifying whether cash inflows from an asset or group of assets are largely independent of the cash inflows from other assets or groups of assets, the Group considers various factors including how management monitors the entity’s operations or how management makes decisions about continuing or disposing of the entity’s assets and operations. Goodwill arising from a business combination is allocated to CGUs or groups of CGUs that are expected to benefit from the synergies of the combination. The recoverable amount of an asset or cash-generating unit is determined as the greater of its value in use and its fair value less costs to sell. In assessing value in use, the estimated future cash flows are discounted to their present value using a discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU. Fair value less costs to sell is based on the best information available to reflect the amount that the Group could obtain from the disposal of the asset in an arm's length transaction between knowledgeable, willing parties, after deducting the costs of disposal.

An impairment loss is recognized if the carrying amount of an asset or its CGU exceeds its estimated recoverable amount. Impairment losses are recognized in profit or loss. Impairment losses recognized in respect of a CGU are allocated first to reduce the carrying amount of any goodwill allocated to the unit, and then to reduce the carrying amounts of the other assets in the unit on a pro rata basis.

In respect of assets other than goodwill, impairment losses recognized in prior periods are assessed at each reporting date for any indications that the loss has decreased or no longer exists. An impairment loss is reversed if there has been a change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of accumulated depreciation or amortization, if no impairment loss had been recognized from the acquisition cost. An impairment loss in respect of goodwill is not reversed.

Leases
(l)
Leases

A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

(i)
As a lessee

At commencement or on modification of a contract that contains a lease component, the Group allocates the consideration in the contract to each lease and non-lease component on the basis of its relative stand-alone price. For certain leases, the Group accounts for the lease and non-lease components as a single lease component by applying the practical expedient not to separate non-lease components.

The Group recognizes a right-of-use asset and lease liability at the lease commencement date. The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located less any lease incentives received.

3.
Material Accounting Policies, Continued
(l)
Leases Continued

The right-of-use asset is subsequently depreciated using the straight-line method from the commencement date to the end of the lease term, unless the lease transfers ownership of the underlying asset to the Group by the end of the lease term or the cost of the right-of-use asset reflects that the Group will exercise a purchase option. In that case, the right-of-use asset will be depreciated over the useful life of the underlying asset, which is determined on the same basis as those of property and equipment. In addition, the right-of-use asset is periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Group’s incremental borrowing rate. Generally, the Group uses its incremental borrowing rate as the discount rate.

The Group determines its incremental borrowing rate by obtaining interest rates from various external financing sources and makes certain adjustments to reflect the terms of the lease and type of the asset leased.

Lease payments included in the measurement of the lease liability comprise the following:

-
fixed payments, including in-substance fixed payments;
-
variable lease payments that depend on an index or a rate, initially measured using the index or rate as at the commencement date;
-
amounts expected to be payable under a residual value guarantee; and
-
the exercise price under a purchase option that the Group is reasonably certain to exercise, lease payments in an optional renewal period if the Group is reasonably certain to exercise an extension option, and penalties for early termination of a lease unless the Group is reasonably certain not to terminate early.

The lease liability is measured at amortized cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in the Group’s estimate of the amount expected to be payable under a residual value guarantee, if the Group changes its assessment of whether it will exercise a purchase, extension or termination option or if there is a revised in-substance fixed lease payment.

When the lease liability is remeasured, the Group recognizes the amount of the remeasurement of the lease liability as an adjustment to the right-of-use asset. However, if the carrying amount of the right-of-use asset is reduced to zero and there is a further reduction in the measurement of the lease liability, the Group recognizes any remaining amount of the remeasurement in profit or loss.

The Group presents right-of-use assets that do not meet the definition of investment property in ‘property, plant and equipment’ and lease liabilities in ‘financial liabilities’ in the consolidated statement of financial position.

The Group has elected not to recognize right-of-use assets and lease liabilities for leases of low-value assets and short-term leases. The Group recognizes the lease payments associated with these leases as an expense on a straight-line basis over the lease term.

3.
Material Accounting Policies, Continued
(l)
Leases, Continued
(ii)
As a lessor

When the Group acts as a lessor, it determines at lease inception whether each lease is a finance lease or an operating lease.

To classify each lease, the Group makes an overall assessment of whether the lease transfers substantially all of the risks and rewards incidental to ownership of the underlying asset. If the lease transfers substantially all of the risks and rewards incidental to ownership of the underlying asset, then the lease is a finance lease; if not, then it is an operating lease. As part of this assessment, the Group considers certain indicators such as whether the lease is for the major part of the economic life of the asset.

When the Group is an intermediate lessor, it accounts for its interests in the head lease and the sub-lease separately. It assesses the lease classification of a sub-lease with reference to the right-of-use asset arising from the head lease, not with reference to the underlying asset. If a head lease is a short-term lease to which the Group applies the exemption described above, then it classifies the sub-lease as an operating lease.

Contracts may contain both lease and non-lease components. The Group allocates the consideration in the contract to the lease and non-lease components based on their relative stand-alone prices.

At the commencement date, the Group recognizes assets held under a finance lease in its consolidated statement of financial position and present them as a receivable at an amount equal to the net investment in the lease and recognize finance income over the lease term, based on a pattern reflecting a constant periodic rate of return on the lessor’s net investment in the lease.

The Group recognizes lease payments received under operating leases as income on a straight-line basis over the lease term as part of ‘other revenue’.

Provisions
(m)
Provisions

A provision is recognized as a result of a past event, if the Group has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation.

The risks and uncertainties that inevitably surround events and circumstances are taken into account in reaching the best estimate of a provision. Where the effect of the time value of money is material, provisions are determined at the present value of the expected future cash flows. The unwinding of the discount is recognized as finance cost.

Provisions are reviewed at the end of each reporting period and adjusted to reflect the current best estimate. If it is no longer probable that an outflow of resources embodying economic benefits will be required to settle the obligation, the provision is reversed.

The Group recognizes a liability for warranty obligations based on the estimated costs expected to be incurred under its basic limited warranty. This warranty covers defective products and is normally applicable for a warranty period from the date of purchase. These liabilities are accrued when product revenues are recognized. Factors that affect the Group’s warranty liability include historical and anticipated rates of warranty claims on those repairs and cost per claim to satisfy the Group’s warranty obligation. Warranty costs primarily include raw materials and labor costs. As these factors are impacted by actual experience and future expectations, management periodically assesses the adequacy of its recorded warranty liabilities and adjusts the amounts as necessary. Accrued warranty obligations are included in the current and non-current provisions.

Liabilities for loss contingencies arising from claims, assessments, litigation, fines, penalties and other sources, are recorded when it is probable that a liability has been incurred and the amount of the assessment and/or remediation can be reasonably estimated.

3.
Material Accounting Policies, Continued

Non-current Assets (liabilities) Held for Sale
(n)
Non-current Assets (liabilities) Held for Sale

Non-current assets, or disposal groups comprising assets and liabilities, are classified as held-for-sale if it is highly probable that they will be recovered primarily from sale rather than through continuing use. In order to be classified as held for sale, the asset (or disposal group) is available for immediate sale in its present condition and its sale is highly probable. The assets (or disposal groups) that are classified as non-current assets (liabilities) held for sale are measured at the lower of their carrying amount and fair value less costs to sell on initial classification. The Group recognizes an impairment loss for any subsequent decrease in fair value of the asset (or disposal group) for which an impairment loss was recognized on initial classification as held-for-sale and a gain for any subsequent increase in fair value in profit or losses, up to the cumulative impairment loss previously recognized.

The Group does not depreciate a non-current asset while it is classified as held for sale or while it is part of a disposal group classified as held for sale.

Employee Benefits
(o)
Employee Benefits
(i)
Short-term employee benefits

Short-term employee benefits that are due to be settled within twelve months after the end of the period in which the employees render the related service are recognized in profit or loss on an undiscounted basis. The expected cost of profit-sharing and bonus plans and others are recognized when the Group has a present legal or constructive obligation to make payments as a result of past events and a reliable estimate of the obligation can be made.

(ii)
Other long-term employee benefits

The Group’s net obligation in respect of long-term employee benefits other than pension plans is the amount of future benefit that employees have earned in return for their service in the current and prior periods.

(iii)
Defined contribution plan

A defined contribution plan is a post-employment benefit plan under which an entity pays fixed contributions into a separate entity and will have no legal or constructive obligation to pay further amounts. Obligations for contributions to defined contribution pension plans are recognized as an employee benefit expense in profit or loss in the period during which services are rendered by employees.

(iv)
Defined benefit plan

A defined benefit plan is a post-employment benefit plan other than defined contribution plans. The Group’s net obligation in respect of its defined benefit plan is calculated by estimating the amount of future benefit that employees have earned in return for their service in the current and prior periods; that benefit is discounted to determine its present value. The fair value of any plan assets is deducted.

The calculation is performed annually by an independent actuary using the projected unit credit method. The discount rate is the yield at the reporting date on high quality corporate bonds that have maturity dates approximating the terms of the Group’s obligations and that are denominated in the same currency in which the benefits are expected to be paid. The Group recognizes remeasurement gains and losses arising from experience adjustments and changes in actuarial assumptions related to the defined benefit plans in other comprehensive income and transfers immediately to retained earnings.

3.
Material Accounting Policies, Continued
(o)
Employee Benefits, Continued

The Group determines the net interest expense (income) on the net defined benefit liability (asset) for the period by applying the discount rate used to measure the defined benefit obligation at the beginning of the annual period to the then-net defined benefit liability (asset), taking into account any changes in the net defined benefit liability (asset) during the period as a result of contributions and benefit payments. Consequently, the net interest on the net defined benefit liability (asset) now comprises: interest cost on the defined benefit obligation, interest income on plan assets, and interest on the effect on the asset ceiling.

When the benefits of a plan are changed or when a plan is curtailed, the resulting change in benefit that relates to past service or the gain or loss on curtailment is recognized immediately in profit or loss. The Group recognizes gains and losses on the settlement of a defined benefit plan when the settlement occurs.

(v)
Termination benefits

The Group recognizes expense for termination benefits at the earlier of the date when the entity can no longer withdraw the offer of those benefits and when the entity recognizes costs for a restructuring involving the payment of termination benefits. If the termination benefits are not expected to be settled wholly before twelve months after the end of the annual reporting period, the Group measures the termination benefit with present value of future cash payments.

Revenue from contracts with customers
(p)
Revenue from contracts with customers

Revenue from the sale of goods in the course of ordinary activities is measured at the fair value of the consideration received or receivable, net of estimated returns, trade discounts, volume rebates and other cash incentives paid to customers.

The Group recognizes revenue according to the five stage revenue recognition model (①Identifying the contract→② Identifying performance obligations →③ Determining transaction price→④ Allocating the transaction price to performance obligations →⑤ Recognizing revenue for performance obligations).

The Group generates revenue primarily from sale of display panels. Product revenue is recognized when a customer obtains control over the Group’s products, which typically occurs upon shipment or delivery depending on the terms of the contracts with the customer.

The Group includes return option in the sales contract of display panels with its customers and the consideration receivable from the customer is subject to change due to returns. The Group estimates an amount of variable consideration by using the expected value method with which the Group expects to better predict the amount of consideration. The Group includes in the transaction price an amount of variable consideration estimated only to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur during the return period when the uncertainty associated with the variable consideration is subsequently resolved. The Group recognizes a refund liability and an asset for its right to recover products from customers if the Group receives consideration from a customer and expects to refund some or all of that consideration to the customer. Sales taxes or value-added taxes collected from customers and remitted to governmental authorities are accounted for on a net basis and are excluded from revenues in the consolidated statement of comprehensive income (loss).

3.
Material Accounting Policies, Continued

Operating Segments
(q)
Operating Segments

An operating segment is a component of the Group that: 1) engages in business activities from which it may earn revenues and incur expenses, including revenues and expenses that relate to transactions with other components of the group, 2) whose operating results are reviewed regularly by the Group’s chief operating decision maker (“CODM”) in order to allocate resources and assess its performance, and 3) for which discrete financial information is available. The CODM does not receive and therefore does not review discrete financial information for any component of the Group. Consequently, no operating segment information is included in these consolidated financial statements. Entity wide disclosures of geographic and product revenue information are provided in Note 17 to these consolidated financial statements.

Finance Income and Finance Costs
(r)
Finance Income and Finance Costs

Finance income comprises interest income on funds invested (including debt instruments measured at FVOCI), dividend income, gains on disposal of debt instruments measured at FVOCI and changes in fair value of financial instruments at FVTPL. Interest income is recognized as it accrues in profit or loss, using the effective interest method. Dividend income is recognized in profit or loss on the date that the Group’s right to receive payment is established.

Finance costs comprise interest expense on borrowings, unwinding of the discount on provisions, gain and losses from financial instruments measured at FVTPL and impairment losses recognized on financial assets. Borrowing costs directly attributable to the acquisition, construction or production of a qualifying asset are capitalized as part of the cost of that asset.

Income Tax
(s)
Income Tax

Income tax expense comprises current and deferred tax. Current tax and deferred tax are recognized in profit or loss except to the extent that it relates to a business combination, or items recognized directly in equity or in other comprehensive income.

(i)
Current tax

Current tax comprises the expected tax payable or receivable on the taxable profit or loss for the year, using tax rates enacted or substantively enacted at the reporting date and any adjustment to tax payable in respect of previous years. The amount of current tax payable or receivable is the best estimate of the tax amount expected to be paid or received that reflects uncertainty related to income taxes, if any. The taxable profit is different from the accounting profit for the period since the taxable profit is calculated excluding the temporary differences, which will be taxable or deductible in determining taxable profit (tax loss) of future periods, and non-taxable or non-deductible items from the accounting profit.

(ii)
Deferred tax

Deferred tax is recognized, using the asset and liability method, in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the period when the asset is realized or the liability is settled, based on tax rates and tax laws that have been enacted or substantively enacted by the end of the reporting period. The measurement of deferred tax liabilities and deferred tax assets reflects the tax consequences that would follow from the manner in which the Group expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities.

3.
Material Accounting Policies, Continued
(s)
Income Tax, Continued

The Group recognizes a deferred tax liability for all taxable temporary differences associated with investments in subsidiaries, associates, and interests in joint ventures, except to the extent that the Group is able to control the timing of the reversal of the temporary differences and it is probable that the temporary differences will not reverse in the foreseeable future. A deferred tax asset is recognized for all deductible temporary differences to the extent that it is probable that the differences relating to investments in subsidiaries, associates and joint ventures will reverse in the foreseeable future and taxable profit will be available against which the temporary difference can be utilized.

The Group reviews the carrying amount of deferred tax assets at the end of each reporting period, considering the likelihood of generating taxable income against which temporary differences, unused tax loss carryforwards, and tax credit carryforwards can be utilized. The potential taxable income is estimated based on business plans approved by management, historical experience of taxable income estimates, and tax policies including the transfer pricing of the consolidated entity. Additionally, future taxable income includes the anticipated permanent differences, considering the realization effect of temporary differences consistent with the business plan and the dividend policy of the consolidated entity. The Group recognizes deferred tax assets to the extent that it is probable that sufficient taxable income will be generated in the future, or there are sufficient taxable temporary differences available to utilize unused tax losses, etc.

The Group offsets deferred tax assets and deferred tax liabilities if, and only if the Group has a legally enforceable right to set off current tax assets against current tax liabilities and the deferred tax assets and the deferred tax liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities which intend either to settle current tax liabilities and assets on a net basis, or to realize the assets and settle the liabilities simultaneously.

Earnings Per Share
(t)
Earnings Per Share

The Parent Company presents basic and diluted earnings per share (“EPS”) data for its common shares. Basic EPS is calculated by dividing the profit or loss attributable to common shareholders of the Parent Company by the weighted average number of common shares outstanding during the period. Diluted EPS is determined by adjusting the profit or loss attributable to common shareholders and the weighted average number of common shares outstanding, adjusted for the effects of all dilutive potential common shares such as convertible bonds and others.

Accounting standards and Interpretation issued and adopted by the Group
(u)
Accounting standards and Interpretation issued and adopted by the Group

The Group has applied the following standards and amendments for the first time for their annual reporting period commencing January 1, 2024.

(i)
Amendments to IAS 1 Presentation of Financial Statements – Classification of Liabilities as Current or Non-current, and Non-current Liabilities with Covenants

The amendments clarify that liabilities are classified as either current or non-current, depending on the substantive rights that exist at the end of the reporting period. Classification is unaffected by the likelihood that an entity will exercise right to defer settlement of the liability or the expectations of management. Also, the settlement of liability includes the transfer of the entity’s own equity instruments, however, it would be excluded if an option to settle them by the entity’s own equity instruments if compound financial instruments is met the definition of equity instruments and recognized separately from the liability. In addition, covenants that an entity is required to comply with after the end of the reporting period would not affect classification of a liability as current or non-current at the reporting date. When an entity classifies a liability that is subject to the covenants which an entity is required to comply with within twelve months of the reporting date as non-current at the end of the reporting period, the entity shall disclose information in the notes to understand the risk that non-current liabilities with covenants could become repayable within twelve months after the reporting period. The amendments do not have a significant impact on the financial statements.

3.
Material Accounting Policies, Continued
(u)
Accounting standards and Interpretation issued and adopted by the Group, Continued
(ii)
Amendments to IAS 7 Statement of Cash Flows, IFRS 7 Financial Instruments: Disclosures – Supplier finance arrangements

When applying supplier finance arrangements, an entity shall disclose information about its supplier finance arrangements that enables users of financial statements to assess the effects of those arrangements on the entity’s liabilities and cash flows and on the entity’s exposure to liquidity risk.(See Note 25)

(iii)
Amendments to IFRS 16 Leases – Lease Liability in Sale and Leaseback

When subsequently measuring lease liabilities arising from a sale and leaseback, a seller-lessee shall determine lease payments or revised lease payments in a way that the seller-lessee would not recognize any amount of the gain or loss that relates to the right of use retained by the seller-lessee. The amendments do not have a significant impact on the financial statements.

New standards and interpretations not yet adopted by the Group
(v)
New standards and interpretations not yet adopted by the Group

The following new accounting standards and interpretations have been published that are not mandatory for December 31, 2024 reporting periods and have not been early adopted by the Group.

(i)
Amendments to IAS 21 Effect of Exchange Rate Fluctuations, Amendments to IFRS 1 First-time Adoption of International Financial Reporting Standards - Lack of exchangeability

The amendment requires the entity to disclose the relevant information when an entity estimates a spot exchange rate because the exchangeability between two currencies is lacking. The amendments will take effect in fiscal years beginning on or after January 1, 2025, and will allow for early application. The amendments do not have a significant impact on the financial statements.

(ii)
Amendments to the Classification and Measurement of Financial Instruments - Amendments to IFRS 9 Financial Instruments, IFRS 7 Financial Instruments: Disclosure

IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosures have been amended to respond to recent questions arising in practice, and to include new requirements. The amendments should be applied for annual periods beginning on or after January 1, 2026, and earlier application is permitted.

-
Clarify the date of recognition and derecognition of some financial assets and liabilities, with a new exception for some financial liabilities settled through an electronic cash transfer system
-
Clarify and add further guidance for assessing whether a financial asset meets the solely payments of principal and interest (SPPI) criterion
-
Add new disclosures of impact on the entity and the extent to which the entity is exposed for each type of financial instruments if the timing or amount of contractual cash flow changes due to amendment of contract term
-
Update the disclosures for equity instruments designated at fair value through other comprehensive income (FVOCI)
3.
Material Accounting Policies, Continued
(v)
New standards and interpretations not yet adopted by the Group, Continued
(iii)
Annual Improvement to IFRS Accounting Standards - Volume 11

Annual Improvement to IFRS Accounting Standards - Volume 11 shall be effective for fiscal years beginning on or after January 1, 2026, and early application is effective. The amendments are not expected to have a significant impact on the financial statements.

-
Amendments to IFRS 1 First-time Adoption of International Financial Reporting Standards: Hedge accounting by a first-time adopter
-
Amendments to IFRS 7 Financial Instruments : Disclosure: Gain or loss on derecognition and implementation guidance
-
Amendments to IFRS 9 Financial Instruments : Derecognition of lease liabilities and definition of transaction price
-
Amendments to IFRS 10 Consolidated Financial Statements : Determination of a ‘de facto agent’
-
Amendments to IAS 7 Statement of Cash Flows : Cost Method

(iv)
IFRS 18 Presentation and Disclosure in Financial Statements

IFRS 18 will replace IAS 1 Presentation of financial statements, introducing new requirements that will help to achieve comparability of the financial performance of similar entities and provide more relevant information and transparency to users. Even though IFRS 18 will not impact the recognition or measurement of items in the financial statements, its impacts on presentation and disclosure are expected to be pervasive, in particular those related to the statement of financial performance and providing management-defined performance measures within the financial statements. The Group is in the process of assessing the impact from meeting the new disclosure requirements.

(v)
IFRS 19 Subsidiaries without Public Accountability: Disclosures

Issued in May 2024, IFRS 19 allows for certain eligible subsidiaries of parent entities that report under IFRS Accounting Standards to apply reduced disclosure requirements. This standards do not have a significant impact on the financial statements.

(vi)
Amendments to IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosure

IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosures have been amended to clarify the financial effects of nature-dependent electricity contracts, which are often structured as power purchase agreements, including new disclosure requirements to enable investors to understand the effect of these contracts on a company’s financial performance and cash flows. These amendments are required to be applied for annual reporting periods beginning on or after January 1, 2026 and earlier application is permitted. The amendments do not have a significant impact on the financial statements.